Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Asset-Backed Securities - 3.7%
Affirm Asset Securitization Trust, 1.6600%, 8/15/25 (144A) $ 2,150,000 $ 2,050,480
FREED ABS Trust, 6.9600%, 9/20/27 (144A) 3,423,626 3,434,662
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 2,278,043 2,248,685
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 1,575,598 1,543,404
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 1,861,984 1,726,851
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 5,254,452 4,676,149
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 1,870,007 1,783,258
Pawneee Equipment Receivables LLC, 3.8090%, 8/15/23 (144A) 4,000,000 3,997,991
Point Securitization Trust, 3.2282%, 2/25/52 (144A)
‡
2,260,866 2,148,108
PRET LLC, 2.4871%, 10/25/51 (144A)
‡
4,085,080 3,828,919
Sunnova Helios II Issuer LLC, 2.0100%, 7/20/48 (144A) 2,009,735 1,748,813
Upstart Securitization Trust, 0.8700%, 3/20/31 (144A) 1,233,740 1,221,789
Total Asset-Backed Securities (cost $31,965,792) 30,409,109
Mortgage-Backed Securities - 161.4%
Chase Mortgage Finance Corp.
SOFR30A + 1.3500%, 2.8642%, 2/25/50 (144A)
‡
2,144,506 2,017,832
SOFR30A + 1.5500%, 3.0642%, 2/25/50 (144A)
‡
2,542,865 2,388,385
CIM Trust , 2.5690% , 7/25/55 (144A)
Ç
1,679,661 1,599,873
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 2.4000%, 4.6590%, 4/25/31 (144A)
‡
221,086 220,444
ICE LIBOR USD 1 Month + 2.4500%, 4.7090%, 7/25/31 (144A)
‡
123,971 123,778
ICE LIBOR USD 1 Month + 2.1500%, 4.4090%, 9/25/31 (144A)
‡
2,591,370 2,588,778
SOFR30A + 1.0000%, 2.5142%, 12/25/41 (144A)
‡
1,636,425 1,593,523
SOFR30A + 1.2000%, 2.7142%, 1/25/42 (144A)
‡
11,879,081 11,657,228
SOFR30A + 2.0000%, 3.5142%, 3/25/42 (144A)
‡
1,571,478 1,554,930
SOFR30A + 2.1000%, 3.6142%, 3/25/42 (144A)
‡
3,904,089 3,868,905
SOFR30A + 2.7500%, 4.2642%, 5/25/42 (144A)
‡
1,885,456 1,895,455
Eagle RE Ltd. , ICE LIBOR USD 1 Month + 0.9000% , 3.1590% , 1/25/30 (144A)
‡
414,509 412,118
Extended Stay America Trust , ICE LIBOR USD 1 Month + 2.2500% ,
4.2500% , 7/15/38 (144A)
‡
2,981,649 2,893,880
FHLMC
ICE LIBOR USD 1 Month + 0.3500%, 2.3491%, 2/15/32
‡
26,786 26,758
ICE LIBOR USD 1 Month + 0.6500%, 2.6491%, 3/15/32
‡
38,395 38,688
ICE LIBOR USD 1 Month + 0.5000%, 2.4991%, 7/15/32
‡
22,520 22,647
ICE LIBOR USD 1 Month + 0.4000%, 2.3991%, 1/15/33
‡
24,418 24,419
ICE LIBOR USD 1 Month + 0.2500%, 2.2491%, 9/15/35
‡
22,170 22,214
ICE LIBOR USD 1 Month + 0.5900%, 2.5891%, 10/15/37
‡
71,992 72,438
ICE LIBOR USD 1 Month + 0.3000%, 2.2991%, 8/15/40
‡
32,926 33,014
ICE LIBOR USD 1 Month + 0.5000%, 2.4991%, 9/15/40
‡
71,272 71,245
ICE LIBOR USD 1 Month + 0.5500%, 2.5491%, 4/15/41
‡
236,343 235,795
3.5000%, 8/1/42 67,596 68,257
3.5000%, 8/1/42 64,259 64,887
3.0000%, 3/1/43 641 631
3.0000%, 6/1/43 68,904 67,088
3.0000%, 11/1/43 1,132,315 1,115,918
FHLMC Multifamily Structured Credit Risk , SOFR30A + 2.0000% ,
3.5142% , 1/25/51 (144A)
‡
1,480,760 1,376,124
FHLMC STACR REMIC Trust
SOFR30A + 1.3000%, 2.8142%, 2/25/42 (144A)
‡
2,484,387 2,446,168
ICE LIBOR USD 1 Month + 5.1000%, 7.3590%, 6/25/50 (144A)
‡
1,963,644 2,022,553

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR Trust , ICE LIBOR USD 1 Month + 1.9500% , 4.2090% , 10/25/49
(144A)
‡
$ 3,114,690 $ 3,105,986
FHLMC Structured Agency Credit Risk Debt Notes , SOFR30A + 2.6500% ,
4.1739% , 7/25/42 (144A)
‡
2,628,000 2,634,801
FHLMC UMBS
3.0000%, 5/1/31 113,942 114,217
2.5000%, 12/1/31 14,406 14,280
3.0000%, 9/1/32 101,367 101,827
3.0000%, 1/1/33 60,746 61,022
2.5000%, 12/1/33 483,364 479,112
2.5000%, 11/1/34 1,010,344 987,888
3.0000%, 3/1/43 2,888,614 2,846,378
3.0000%, 4/1/43 60,013 59,135
3.5000%, 12/1/44 580,912 585,940
3.0000%, 10/1/46 2,631,852 2,573,389
3.0000%, 12/1/46 17,263 16,880
4.0000%, 3/1/47 162,183 165,443
3.0000%, 4/1/47 1,337,929 1,308,209
4.0000%, 11/1/47 465,907 476,690
3.0000%, 12/1/47 24,918 24,364
4.5000%, 8/1/48 133,461 137,422
5.0000%, 9/1/48 83,662 86,598
4.5000%, 12/1/48 391,622 405,760
4.5000%, 12/1/48 32,723 33,970
4.0000%, 5/1/49 485,209 493,013
3.0000%, 8/1/49 126,419 122,698
3.0000%, 8/1/49 2,686,067 2,604,784
3.0000%, 8/1/49 103,521 100,474
3.5000%, 8/1/49 369,526 368,990
3.0000%, 10/1/49 4,151,747 4,029,547
3.0000%, 10/1/49 4,730,640 4,591,401
3.0000%, 11/1/49 5,791,380 5,620,920
3.0000%, 11/1/49 4,014,024 3,895,877
3.0000%, 11/1/49 3,695,410 3,586,641
3.0000%, 12/1/49 5,535,325 5,372,401
3.0000%, 3/1/50 330,767 320,853
3.5000%, 3/1/50 416,360 413,662
2.0000%, 9/1/51 996,111 897,246
2.0000%, 9/1/51 1,062,681 957,208
2.5000%, 2/1/52 2,981,753 2,793,849
3.0000%, 2/1/52 1,475,859 1,426,557
3.0000%, 2/1/52 1,122,720 1,085,901
3.5000%, 2/1/52 4,256,209 4,218,864
2.5000%, 3/1/52 965,160 903,752
3.0000%, 3/1/52 1,900,363 1,837,693
3.5000%, 4/1/52 936,364 932,449
3.5000%, 4/1/52 3,356,903 3,344,244
3.5000%, 4/1/52 3,048,260 3,036,765
3.5000%, 4/1/52 1,118,216 1,113,608
3.5000%, 5/1/52 11,677,400 11,568,706
3.5000%, 6/1/52 13,783,721 13,773,205
3.5000%, 7/1/52 5,053,791 5,048,366
4.0000%, 7/1/52 4,502,735 4,541,194
4.0000%, 8/1/52 5,140,106 5,192,676

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.0000%, 8/1/52 $ 45,000,000 $ 47,411,288
FNMA
ICE LIBOR USD 1 Month + 2.6000%, 4.8590%, 5/25/24
‡
1,903,865 1,913,385
ICE LIBOR USD 1 Month + 4.9000%, 7.1590%, 11/25/24
‡
607,281 625,319
ICE LIBOR USD 1 Month + 4.0000%, 6.2590%, 5/25/25
‡
6,445,834 6,445,834
ICE LIBOR USD 1 Month + 5.0000%, 7.2590%, 7/25/25
‡
2,430,932 2,430,932
ICE LIBOR USD 1 Month + 5.7000%, 7.9590%, 4/25/28
‡
1,044,530 1,092,698
ICE LIBOR USD 1 Month + 2.5000%, 4.7590%, 5/25/30
‡
5,202,633 5,257,056
ICE LIBOR USD 1 Month + 2.0000%, 4.2590%, 3/25/31
‡
2,802,826 2,800,386
ICE LIBOR USD 1 Month + 0.4000%, 2.6590%, 4/25/32
‡
33,373 33,373
ICE LIBOR USD 1 Month + 0.5500%, 2.8090%, 4/25/32
‡
23,726 23,807
ICE LIBOR USD 1 Month + 0.5000%, 2.7590%, 9/25/33
‡
33,353 33,411
ICE LIBOR USD 1 Month + 0.3000%, 2.5590%, 10/25/35
‡
27,279 27,098
ICE LIBOR USD 1 Month + 0.3500%, 2.6090%, 4/25/36
‡
91,727 91,300
ICE LIBOR USD 1 Month + 0.5200%, 2.7790%, 9/25/37
‡
28,094 28,132
3.0000%, 4/1/38 235,073 231,633
ICE LIBOR USD 1 Month + 0.4000%, 2.6590%, 9/25/40
‡
17,261 17,362
ICE LIBOR USD 1 Month + 55.0000%, 36.1555%, 10/25/40
‡
41,248 108,977
ICE LIBOR USD 1 Month + 0.4300%, 2.6890%, 11/25/40
‡
17,952 17,919
SOFR30A + 2.0000%, 3.5142%, 11/25/41 (144A)
‡
2,386,000 2,201,202
3.0000%, 9/1/42 265,690 261,841
ICE LIBOR USD 1 Month + 0.4000%, 2.6590%, 9/25/42
‡
11,486 11,425
3.0000%, 10/1/42 208,924 205,897
ICE LIBOR USD 1 Month + 0.3500%, 2.6090%, 10/25/42
‡
151,302 150,756
ICE LIBOR USD 1 Month + 4.0000%, 1.7410%, 11/25/42
‡
473,554 356,115
3.0000%, 1/1/43 364,716 359,433
ICE LIBOR USD 1 Month + 0.5000%, 2.7590%, 2/25/43
‡
49,272 49,224
3.0000%, 3/1/43 451,631 445,022
3.0000%, 5/1/43 106,583 105,023
3.0000%, 8/1/43 196,882 197,470
3.0000%, 6/1/46 392,132 381,041
3.0000%, 11/1/46 79,384 77,970
3.0000%, 2/1/57 1,830,718 1,775,885
3.5000%, 1/25/61
(a)
25,873,448 4,306,578
FNMA UMBS
2.5000%, 8/1/31 16,587 16,441
2.5000%, 10/1/31 18,945 18,778
2.5000%, 2/1/32 17,292 17,140
3.0000%, 11/1/34 69,835 69,591
3.0000%, 12/1/34 76,548 76,281
3.0000%, 1/1/43 221,780 218,568
3.0000%, 5/1/43 1,689,563 1,664,839
3.0000%, 5/1/43 1,248,126 1,229,863
3.0000%, 10/1/44 1,006,785 992,201
3.5000%, 12/1/45 553,521 556,531
3.0000%, 1/1/46 18,281 17,879
3.5000%, 1/1/46 50,611 50,886
3.0000%, 3/1/46 2,072,920 2,026,803
3.0000%, 9/1/46 46,857 46,172
3.0000%, 10/1/46 1,506,110 1,472,603
3.0000%, 1/1/47 358,626 353,378
3.0000%, 1/1/47 94,686 92,579
3.0000%, 1/1/47 407,980 398,904

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.5000%, 3/1/47 $ 482,299 $ 484,922
4.0000%, 5/1/47 348,154 356,738
3.5000%, 7/1/47 427,413 429,738
3.5000%, 8/1/47 161,760 163,103
3.5000%, 12/1/47 170,924 172,342
3.0000%, 2/1/48 539,495 527,643
3.0000%, 4/1/48 28,722,897 28,302,595
5.0000%, 5/1/48 1,748,754 1,810,142
3.5000%, 7/1/48 11,027,312 11,067,882
4.0000%, 2/1/49 1,261,622 1,281,970
3.0000%, 8/1/49 132,690 128,784
3.0000%, 8/1/49 127,627 123,869
3.0000%, 9/1/49 247,104 240,005
3.0000%, 5/1/50 3,121,241 3,030,248
2.5000%, 10/1/50 702,824 659,113
2.5000%, 6/1/51 14,301,066 13,466,468
2.0000%, 9/1/51 977,047 880,072
3.0000%, 9/1/51 3,970,329 3,833,371
2.5000%, 12/1/51 25,853,103 24,256,251
2.5000%, 1/1/52 6,735,999 6,317,139
2.5000%, 2/1/52 6,585,497 6,173,191
2.5000%, 2/1/52 32,680,119 30,620,158
3.0000%, 2/1/52 12,990,112 12,533,707
2.5000%, 3/1/52 1,164,130 1,089,539
2.5000%, 3/1/52 16,999,504 15,927,956
2.5000%, 3/1/52 6,301,883 5,907,388
2.5000%, 3/1/52 383,781 359,678
2.5000%, 3/1/52 18,574,222 17,392,017
2.5000%, 3/1/52 1,912,194 1,791,661
2.5000%, 3/1/52 1,103,882 1,033,622
3.0000%, 3/1/52 5,547,405 5,361,094
3.0000%, 3/1/52 23,742,226 22,883,343
3.0000%, 3/1/52 14,626,137 14,113,013
3.5000%, 3/1/52 5,928,802 5,925,201
3.0000%, 4/1/52 4,684,861 4,529,545
3.0000%, 4/1/52 4,113,781 3,974,848
3.0000%, 4/1/52 14,743,960 14,207,731
3.5000%, 4/1/52 5,773,758 5,791,123
3.5000%, 4/1/52 1,659,817 1,652,977
3.5000%, 4/1/52 4,470,337 4,451,642
3.5000%, 4/1/52 4,026,010 4,010,825
3.5000%, 4/1/52 1,290,460 1,285,063
3.5000%, 4/1/52 1,385,894 1,380,667
3.0000%, 5/1/52 8,714,343 8,397,407
3.5000%, 5/1/52 25,666,980 25,740,192
3.5000%, 5/1/52 4,490,349 4,473,065
3.5000%, 6/1/52 23,939,888 24,000,739
3.5000%, 6/1/52 13,828,543 13,895,439
3.5000%, 6/1/52 2,412,819 2,410,230
3.5000%, 6/1/52 4,620,565 4,574,208
3.5000%, 6/1/52 14,828,386 14,678,351
4.0000%, 6/1/52 4,683,883 4,723,892
4.0000%, 6/1/52 1,313,188 1,324,405

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.5000%, 7/1/52 $ 12,057,973 $ 12,045,032
3.5000%, 7/1/52 3,431,771 3,440,494
4.0000%, 7/1/52 2,001,372 2,018,467
4.5000%, 7/1/52 2,373,517 2,425,086
5.0000%, 7/1/52 45,988,849 47,591,749
4.5000%, 8/1/52 23,734,540 24,231,949
FNMA/FHLMC UMBS, 15 Year, Single Family
2.0000%, TBA, 15 Year Maturity
(b)
40,833,003 38,856,236
2.5000%, TBA, 15 Year Maturity
(b)
20,449,526 19,912,583
3.0000%, TBA, 15 Year Maturity
(b)
62,427,503 61,987,701
3.5000%, TBA, 15 Year Maturity
(b)
49,447,329 49,813,239
4.0000%, TBA, 15 Year Maturity
(b)
1,501,500 1,526,095
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
44,336,481 41,298,324
4.0000%, TBA, 30 Year Maturity
(b)
82,638,293 83,048,179
4.5000%, TBA, 30 Year Maturity
(b)
110,798,439 112,691,984
5.5000%, TBA, 30 Year Maturity
(b)
40,000,000 41,260,000
FREMF Mortgage Trust , ICE LIBOR USD 1 Month + 6.0000% , 7.7867% , 9/25/29
(144A)
‡
1,249,211 1,204,372
GNMA
ICE LIBOR USD 1 Month + 0.4000%, 2.5560%, 8/16/29
‡
21,001 21,018
ICE LIBOR USD 1 Month + 0.4000%, 2.5264%, 7/20/34
‡
46,380 46,327
ICE LIBOR USD 1 Month + 0.3000%, 2.4560%, 8/16/34
‡
35,224 35,132
ICE LIBOR USD 1 Month + 0.2000%, 2.3264%, 6/20/35
‡
26,962 26,724
ICE LIBOR USD 1 Month + 0.1500%, 2.2764%, 8/20/35
‡
32,690 32,304
ICE LIBOR USD 1 Month + 0.3000%, 2.4264%, 4/20/37
‡
11,262 11,189
ICE LIBOR USD 1 Month + 0.3100%, 2.4364%, 6/20/37
‡
30,940 30,779
ICE LIBOR USD 1 Month + 0.3200%, 2.4464%, 7/20/37
‡
49,555 49,401
ICE LIBOR USD 1 Month + 0.5000%, 2.6264%, 10/20/37
‡
37,320 37,499
ICE LIBOR USD 1 Month + 0.5000%, 2.6264%, 10/20/37
‡
15,501 15,576
ICE LIBOR USD 1 Month + 0.5000%, 2.6264%, 2/20/38
‡
30,656 30,725
ICE LIBOR USD 1 Month + 0.5000%, 2.6264%, 2/20/38
‡
62,013 62,201
ICE LIBOR USD 1 Month + 0.6000%, 2.7560%, 1/16/40
‡
10,148 10,227
ICE LIBOR USD 1 Month + 0.3500%, 2.4764%, 6/20/40
‡
725 723
ICE LIBOR USD 1 Month + 0.4300%, 2.5860%, 10/16/40
‡
50,068 50,076
0.0000%, 5/16/41
¤
4,839,263 4,020,968
ICE LIBOR USD 1 Month + 0.3000%, 2.4264%, 7/20/41
‡
22,583 22,522
4.5000%, 2/20/48 1,417,385 1,463,948
4.0000%, 5/20/48 321,343 327,094
4.0000%, 6/20/48 1,072,269 1,091,459
4.5000%, 7/20/48 314,382 321,430
4.5000%, 11/20/48 203,645 209,566
5.0000%, 1/20/49 10,411 10,881
4.0000%, 2/20/49 216,446 218,842
4.0000%, 4/20/49 166,397 168,239
3.0000%, 7/20/51 19,873,855 19,438,737
3.0000%, 8/20/51 32,925,509 32,195,498
2.5000%, TBA, 30 Year Maturity
(b)
21,077,414 19,942,290
3.0000%, TBA, 30 Year Maturity
(b)
2,920,876 2,843,899
3.5000%, TBA, 30 Year Maturity
(b)
28,311,337 28,180,284
4.0000%, TBA, 30 Year Maturity
(b)
18,017,249 18,204,088

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
$ 644,229 $ 607,070
Mello Warehouse Securitization Trust , ICE LIBOR USD 1 Month + 2.7500% ,
5.0090% , 2/25/55 (144A)
‡
3,489,000 3,309,006
Multifamily Connecticut Avenue Securities Trust , ICE LIBOR USD 1 Month +
3.7500% , 6.0090% , 3/25/50 (144A)
‡
2,500,000 2,311,309
PRPM LLC
2.3630%, 10/25/26 (144A)
Ç
6,127,386 5,749,667
2.4870%, 10/25/26 (144A)
Ç
11,812,225 11,199,571
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,816,903
2.4850%, 10/25/51 (144A)
‡
2,600,000 2,367,921
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
892,869 812,289
4.0000%, 9/25/49 (144A)
‡
133,413 131,652
TPI RE-REMIC Trust
0.0000%, 7/25/46 (144A)
¤
5,274,000 4,983,063
0.0000%, 8/25/46 (144A)
¤
3,230,000 3,037,339
Total Mortgage-Backed Securities (cost $1,336,560,477) 1,332,674,295
Preferred Stock - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
New Residential Investment Corp., 7.0000%, 11/15/26 (cost $991,600) 40,000 887,600
Investment Companies - 7.8%
Money Market Funds - 7.8%
Janus Henderson Cash Liquidity Fund LLC, 1.9375%
£,∞
(cost $64,061,650) 64,061,650 64,068,056
Total Investments (total cost $1,433,579,519 ) - 173.0% 1,428,039,060
Liabilities, net of Cash, Receivables and Other Assets - (73.0%) (602,552,969)
Net Assets - 100.0% $825,486,091
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,427,626,942 100.0%
Bermuda 412,118 0.0
Total $ 1,428,039,060 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (23.8)%
Mortgage-Backed Securities - (23.8)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
(b)
$ (123,608,802) $ (119,033,175)
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
(b)
(30,305,863) (29,940,636)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(46,000,000) (47,171,840)
Total Securities Sold Short (proceeds $191,357,364) $ (196,145,651)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (196,145,651) 100.0%
$– – %

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2022

Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/22
Investment Company - 7.8%
Money Market Funds - 7.8%
Janus Henderson Cash Liquidity Fund LLC, 1.9375%
∞
$ 379,010 $ 10,678 $ 896 $ 64,068,056
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.8180%
∞
267
Δ
– – –
Total Affiliated Investments - 7.8% $ 379,277 $ 10,678 $ 896 $ 64,068,056
Market Value
at 10/31/21 Purchases Sales
Market Value
at 7/31/22
Investment Company - 7.8%
Money Market Funds - 7.8%
Janus Henderson Cash Liquidity Fund LLC, 1.9375%
∞
$ 484,064,930 $ 1,010,986,159 $ (1,430,994,607) $ 64,068,056
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.8180%
∞
22,880 150,640 (173,520) –
Total Affiliated Investments - 7.8% $ 484,087,810 $ 1,011,136,799 $ (1,431,168,127) $ 64,068,056
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Ultra Bond 106 9/21/22 $ 13,912,500 $ 882,107
U.S. Treasury Ultra Bond 29 9/21/22 4,591,063 299,028
Total - Futures Long 1,181,135
Futures Short:
U.S. Treasury 10 Year Note 636 9/21/22 (77,045,438) (1,795,793)
U.S. Treasury 2 Year Note 1,402 9/30/22 (295,066,235) (429,232)
Total - Futures Short (2,225,025)
Total $(1,043,890)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38-V2, Fixed Rate of 5.00% Paid Quarterly 6/20/27 $ 8,350,000 $ (146,175) $ (159,450) $ (305,625)
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 20,850,000 (210,400) 318,520 108,120
Total (356,575) 159,070 $(197,505)
Average ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2022
Futures contracts:
Average notional amount of contracts - long $32,875,804
Average notional amount of contracts - short 85,064,339
Credit default swaps:
Average notional amount - buy protection 56,211,111

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of July 31, 2022.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2022
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2022 is $114,541,234 which represents 13.9% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 30,409,109 $ —
Mortgage-Backed Securities — 1,332,674,295 —
Preferred Stock 887,600 — —
Investment Companies 64,068,056 — —
Total Investments in Securities $ 64,955,656 $ 1,363,083,404 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 108,120 $ —
Futures Contracts 1,181,135 — —
Total Other Financial Instruments $ 1,181,135 $ 108,120 $ —
Total Assets $ 66,136,791 $ 1,363,191,524 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 196,145,651 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 305,625 $ —
Futures Contracts 2,225,025 — —
Total Liabilities $ 2,225,025 $ 196,451,276 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70335 09-22